Summary of significant accounting policies - IFRS 16 income statement impact (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations
Net revenue	R$ 788,159	R$ 685,559	R$ 571,590
Cost of services rendered	(272,115)	(245,621)	(211,595)
Gross income	516,044	439,938	359,995
Operating expenses	(434,934)
Income (loss) before financial income and expenses	81,110
Financial results	(17,177)	2,081	34,393
Income (loss) before taxes	63,933	92,144	108,761
Current and deferred income tax and social contribution	(25,057)	(21,089)	(23,916)
Net income for the year	38,876	R$ 71,055	R$ 84,845
Increase (decrease) if IFRS 16 not applied
Disclosure of initial application of standards or interpretations
Operating expenses	10,600
Income (loss) before financial income and expenses	10,600
Financial results	9,857
Income (loss) before taxes	20,457
Current and deferred income tax and social contribution	2,551
Net income for the year	23,008
Without effect of IFRS 16
Disclosure of initial application of standards or interpretations
Net revenue	788,159
Cost of services rendered	(272,115)
Gross income	516,044
Operating expenses	(424,334)
Income (loss) before financial income and expenses	91,710
Financial results	(7,320)
Income (loss) before taxes	84,390
Current and deferred income tax and social contribution	(22,506)
Net income for the year	R$ 61,884